Commitments and Contingencies	3 Months Ended
Mar. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

6. COMMITMENTS AND CONTINGENCIES

Contingent Bonuses

During the three months ended March 31, 2022, the Company declared discretionary bonuses of $670, with payment contingent upon the closing of the Business Combination.

Contracts

In August 2021, the Company entered into an exclusive agreement with a cloud service provider to host its voice artificial intelligence platform pursuant to which the Company committed to pay a minimum of $99,000 in cloud costs over a seven-year period subject to variable increases based on usage.

Aggregate noncancelable future minimum payments are as follows:

Remainder of 2022 as of March 31, 2022	$3,000
2023	7,000
2024	11,000
2025	14,000
2026	16,000
Thereafter	48,000
Total	$99,000

Legal Proceedings

From time to time, the Company may have certain contingent liabilities that arise in the ordinary course of its business activities. The Company accrues contingent liabilities when it is probable that future expenditures will be made, and such expenditures can be reasonably estimated. In the opinion of management, there are no pending claims for which the outcome is expected to result in a material adverse effect on the financial position, results of operations or cash flows of the Company.

Other Matters

The Company has not historically collected U.S. state or local sales and use tax, or other similar taxes, in any jurisdiction. On June 21, 2018, the U.S. Supreme Court decided, in South Dakota v. Wayfair, Inc., that state and local jurisdiction may, in certain circumstances, enforce sales and use tax collection obligations on remote vendors that have no physical presence in such jurisdiction. A number of states have already begun, or have positioned themselves to begin, requiring sales and use tax collection from remote vendors. The details and effective dates of these collection requirements vary from state to state. The Company continues to analyze potential sales tax exposure using a state-by-state assessment, and estimated and recorded a liability, in accordance with ASC 450, Contingencies, of $1,105 as of December 31, 2021 and March 31, 2022.